Stock Options	12 Months Ended
Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Options
13.	Stock Options

The Company has established its 2014 Stock Option Plan whereby the Board may, from time to time, grant up to 2,107,500 stock options to directors, officers, employees, and consultants, and the 2019 Equity Incentive Plan whereby the Board may, from time to time, grant up to 7,838,713 stock options to directors, officers, employees, and consultants. Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Board. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the Board.

During the year ending August 31, 2020 the formerly established 2007 Equity Incentive Plan and the 2010 Stock Option Plan were cancelled. Outstanding options were cancelled and reissued under the 2019 Equity Incentive Plan.

Fiscal 2020 Activity The Company granted stock options in the year ending August 31, 2020:

Quantity		Exercise Price $	Life (Years)
1,000,000		0.55	5
60,000		0.43	5
550,000		0.47	5
2,538,000		0.32	5
700,000	0.	0.34	5
4,848,000	(1)	0.39	5

(1) 3,962,000 have vested as at August 31, 2020, and 886,000 remain subject to vesting provisions.

Fiscal 2019 Activity

The Company granted stock options in the year ending August 31, 2019:

Quantity	Exercise Price $	Life (Years)
390,000(1)	1.27	5
240,000(1)	1.06	5
30,000(1)	1.16	5
350,000	0.99	5
440,000(1)	0.99	5
48,000(1)	0.96	5
100,000	0.81	5
450,000(1)	0.81	5
2,048,000	1.00

(1) Options granted vest over a period of three years

A continuity schedule for stock options is presented below:

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2018	4,800,000	0.71
Expired/Cancelled	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019	5,003,000	0.71
Expired/Cancelled	(4,483,000)	0.98
Exercised	(220,000)	0.14
Granted	4,848,000	0.39
Balance August 31, 2020 (Outstanding)	5,148,000	0.37	4.30	140,634
Balance August 31, 2020 (Exercisable)	4,262,000	0.34	4.29	136,853

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31 2020	August 31 2019
Expected volatility	95%- 96%	100%- 144%
Risk-free interest rate	0.35%- 1.66%	1.42%- 2.89%
Expected life	5 years	5 years
Dividend yield	0%	0%
Estimated fair value per option	$0.31-$0.54	$0.60 - $1.07